Subsequent Events - Additional Information (Detail) - Common Stock ¥ in Billions	12 Months Ended
Mar. 31, 2025 JPY (¥) shares
Subsequent Event [Line Items]
Stock Repurchased During Period, Shares | shares	40,000,000
Stock Repurchased During Period, Percentage	3.50%
Stock Repurchased During Period, Value | ¥	¥ 100
Stock Repurchase Program Period Description	May 19, 2025 to March 31, 2026